(Loss)/Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	(236,724)	81,529

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine months ended September 30,
	2019	2018
Basic:
Weighted average number of common shares outstanding	100,802	100,665

Dilutive:
Dilutive impact of share options	—	169
Weighted average number of common shares outstanding	100,802	100,834

(Loss)/earnings per share are as follows:

	Nine months ended September 30,
	2019	2018
Basic and diluted	$(2.35)	$0.81